Share Based Payments - Schedule of Restricted Stock Unit (Details) - Restricted Stock Unit [Member] pure in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Restricted Stock Unit [Line Items]
Grant Date price, Outstanding beginning	$ 1.09
Restricted Stock, Outstanding beginning	4,200
Grant Date price, Granted		$ 1.09
Restricted Stock, Granted		4,200
Grant Date price, Outstanding ending	$ 1.09	$ 1.09
Restricted Stock, Outstanding ending	4,200	4,200
Grant Date price, Exercisable	$ 1.09
Restricted Stock, Exercisable	1,050